As filed with the Securities and Exchange Commission on February 28, 2014

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 110	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 113	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund, each a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PROSPECTUS
Managers AMG Funds

MARCH 1, 2014

■ Trilogy Global Equity Fund
Investor Class: TLGVX	Service Class: TLGSX	Institutional Class: TLGIX
■ Trilogy Emerging Markets Equity Fund
Investor Class: TLEVX	Service Class: TLESX	Institutional Class: TLEIX
■ Trilogy International Small Cap Fund
Investor Class: TLSVX	Service Class: TLSSX	Institutional Class: TLSIX
P067-0314

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THIS PAGE INTENTIONALLY LEFT BLANK

3-12	Summary of The Funds Trilogy Global Equity Fund Trilogy Emerging Markets Equity Fund Trilogy International Small Cap Fund

13-22	Additional Information About the Funds
Trilogy Global Equity Fund
Trilogy Emerging Markets Equity Fund
Trilogy International Small Cap Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

23-30	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

31-39	Financial Highlights Trilogy Global Equity Fund Trilogy Emerging Markets Equity Fund Trilogy International Small Cap Fund

41	How To Contact Us

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

Summary of The Funds

Trilogy Global Equity Fund
Investment Objective
The Trilogy Global Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.47%	0.32%	0.22%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	0.78%	0.68%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.49%, 0.35% and 0.25%, respectively.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$120	$375	$649	$1,432
Service Class	$ 80	$249	$433	$ 966
Institutional Class	$ 69	$218	$379	$ 847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and investments that expose the Fund to such issuers, and the Fund will invest in issuers located in or have investments that expose the Fund to issuers located in a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.
The Fund may allocate investments across all market capitalizations, but investments generally will be in large- and medium- sized companies. Trilogy Global Advisors, L.P. (“Trilogy” or the “Subadvisor”) may invest up to 20% of the Fund’s net assets in securities of issuers located in emerging market countries. The Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded principally in an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Fund’s portfolio normally consists of between 80 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
—	Earnings growth drives equity returns over the long term.

Managers Investment Group	3

Summary of The Funds

—	Early-stage and traditional growth companies provide the greatest opportunity.
—	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
—	A disciplined investment process requires consistently idenitfying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Mid-Capitalization Stock Risk—The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/13 (Service Class)
Best Quarter: 15.23% (1st Quarter 2012)
Worst Quarter: -17.83 (3rd Quarter 2011)

Average Annual Total Returns as of 12/31/13
Trilogy Global Equity Fund	1 Year	Since Inception
Service Class Return Before Taxes		3/1/2011
	23.63%	8.83%
Service Class Return After Taxes on Distributions		3/1/2011
	20.57%	7.86%
Service Class Return After Taxes on Distributions and Sale of Fund Shares		3/1/2011
	15.20%	6.79%
Investor Class Return Before Taxes		3/1/2012
	23.31%	13.27%
Institutional Class Return Before Taxes		3/1/2011
	23.68%	8.86%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		3/1/2012
	26.68%	16.84%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		3/1/2011
	26.68%	9.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns

4	Managers Investment Group

Summary of The Funds

depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Portfolio Management
Investment Manager

Managers Investment Group LLC (the “Investment Manager”)

Subadvisor
Trilogy Global Advisors, LP

Portfolio Managers
William Sterling
Chief Executive Officer, Chairman, Chief Investment Officer, and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Robert Beckwitt
Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Gregory J. Gigliotti
Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.

François Campeau
Managing Director of Trilogy; Portfolio Manager of the Fund since 04/11.

Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

Summary of The Funds

Trilogy Emerging Markets Equity Fund
Investment Objective
The Trilogy Emerging Markets Equity Fund's (the “Fund” or “Emerging Markets Equity Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Investor Class	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.54%	0.39%	0.29%
Total Annual Fund Operating Expenses	1.49%	1.09%	0.99%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.56%, 0.41% and 0.31%, respectively.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$152	$471	$813	$1,779
Service Class	$111	$347	$601	$1,329
Institutional Class	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of issuers located in emerging market countries. The Fund may allocate investments across different emerging markets countries. Trilogy Global Advisors, L.P. (“Trilogy” or the “Subadvisor”) considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded principally in an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Fund’s portfolio normally consists of between 60 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
— Earnings growth drives equity returns over the long term.
— Early-stage and traditional growth companies provide the greatest opportunity.
— Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
— A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

6	Managers Investment Group

Summary of The Funds

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Institutional Class)
Best Quarter: 15.43 (3rd Quarter 2012)
Worst Quarter: -24.01 (3rd Quarter 2011)

Average Annual Total Returns as of 12/31/13
Trilogy Emerging Markets Equity Fund	1 Year	Since Inception
Service Class Return Before Taxes		3/1/2011
	-4.67%	-5.05%
Investor Class Return Before Taxes		3/1/2012
	-5.08%	-4.59%
Institutional Class Return Before Taxes		3/1/2011
	-4.59%	-4.97%
Institutional Class Return After Taxes on Distributions		3/1/2011
	-4.63%	-4.96%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares		3/1/2011
	-2.32%	-3.61%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		3/1/2011
	-2.60%	-0.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Service Class and Investor Class shares will vary.

Managers Investment Group	7

Summary of The Funds

Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Trilogy Global Advisors, LP

Portfolio Managers
Pablo Salas
Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
William Sterling
Chief Investment Officer, Chariman, Chief Investment Officer, and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Robert Beckwitt
Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

Summary of The Funds

Trilogy International Small Cap Fund
Investment Objective

The Trilogy International Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
	Investor Class	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.64%	0.49%	0.39%
Total Annual Fund Operating Expenses	1.89%	1.49%	1.39%
Fee Waiver and Expense Reimbursements[2]	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.60%	1.20%	1.10%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.66%, 0.51% and 0.41%, respectively.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.10% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.60%, 1.35% and 1.15%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers AMG Funds Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$163	$566	$994	$2,188
Service Class	$122	$443	$786	$1,755
Institutional Class	$112	$412	$733	$1,643

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies ("small cap companies"). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and investments that expose the Fund to such issuers, and the Fund will invest in issuers located in or have investments that expose the Fund to issuers located in a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the

Managers Investment Group	9

Summary of The Funds

United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.

The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. Trilogy global Advisors, L.P. (“Trilogy” or the “Subadvisor”) considers non-U.S. small cap companies to be those with market capitalizations in the range of the MSCI All Country World ex-U.S. Small Cap Index (between $10 million and $6.5 billion as of the latest reconstitution of the Index on December 1, 2013). The Fund may invest in securities of issuers located in emerging market countries. The Fund’s Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund’s portfolio normally consists of between 40 to 100 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
—	Earnings growth drives equity returns over the long term.
—	Early-stage and traditional growth companies provide the greatest opportunity.
—	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
—	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

10	Managers Investment Group

Summary of The Funds

Calendar Year Total Returns as of 12/31/2013 (Institutional Class)
Best Quarter: 19.00% (1st Quarter 2012)
Worst Quarter: -25.20 (3rd Quarter 2011)

Average Annual Total Returns as of 12/31/13
Trilogy International Small Cap Fund	1 Year	Since Inception
Investor Class Return Before Taxes		7/15/2011
	22.83%	7.61%
Service Class Return Before Taxes		3/1/2011
	23.27%	5.84%
Institutional Class Return Before Taxes		3/1/2011
	23.49%	5.97%
Institutional Class Return After Taxes on Distributions		3/1/2011
	22.58%	5.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares		3/1/2011
	14.17%	4.76%
MSCI All Country World Index Ex US Small Cap (reflects no deduction for fees, expenses, or taxes)		3/1/2011
	19.73%	4.91%
MSCI All Country World Index Ex US Small Cap (reflects no deduction for fees, expenses, or taxes)		7/15/2011
	19.73%	5.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Service Class and Investor Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Trilogy Global Advisors, LP

Portfolio Managers
William Sterling
Chief Executive Officer, Chairman, Chief Investment Officer, and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Pablo Salas
Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Gregory J. Gigliotti
Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Jessica Reuss
Portfolio Specialist, Research Analyst and Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
David Runkle
Director of Quanitative Research and Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the

Managers Investment Group	11

Summary of The Funds

amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Managers Investment Group

Additional Information About the Funds

Trilogy Global Equity Fund

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Trilogy’s initial investment screen identifies stocks with market capitalizations above $1 billion and reasonable debt-to-equity ratios. Trilogy utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific growth metrics. The Subadvisor then focuses on the “best ideas” for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadvisor’s bottom -up research process, subject to broad diversification constraints.

The Subadvisor’s sell discipline is driven by the target prices established for each security. Stocks may be sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to non-U.S. equities.
•	Seeking capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class, Service Class, and Institutional Class shares are authorized to pay up to 0.25%, 0.25%, and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.00% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical
PORTFOLIO MANAGERS
William Sterling
Chief Executive Officer, Chairman,
Chief Investment Officer, and Senior
Portfolio Manager
Robert Beckwitt
Managing Director and
Senior Portfolio Manager
Gregory J. Gigliotti
Managing Director and
Senior Portfolio Manager
François Compeau
Managing Director and
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

Managers Investment Group	13

Additional Information About the Funds

Trilogy Global Equity Fund (CONTINUED)

above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.50%, 1.25% and 1.05%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers AMG Funds Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Under “Performance” in the Fund's summary section, the performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Service Class shares of the Fund. Investor Class and Institutional Class shares would have similar annual returns as Service Class shares because all of the classes are invested in the same portfolio of securities. However, Investor Class and Institutional Class shares are subject to different expenses than Service Class shares, and Investor Class and Institutional Class share performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

14	Managers Investment Group

Additional Information About the Funds

Trilogy Emerging Markets Equity Fund

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Trilogy’s initial investment screen identifies stocks with market capitalizations above $700 million and reasonable debt-to-equity ratios. Trilogy utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific growth metrics. The Subadvisor then focuses on the “best ideas” for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadvisor’s bottom -up research process, subject to broad diversification constraints.

The Subadvisor’s sell discipline is driven by the target prices established for each security. Stocks may be sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of issuers located in emerging market countries. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to emerging market equity investments.
•	Seeking potential capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class, Service Class, and Institutional Class shares are authorized to pay up to 0.25%, 0.25%, and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) of the Fund to the annual rate of 1.05% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the
PORTFOLIO MANAGERS
Pablo Salas
Managing Director and Senior
Portfolio Manager
William Sterling
Chief Executive Officer, Chairman,
Chief Investment Officer, and Senior
Portfolio Manager
Gregory J. Gigliotti
Managing Director and
Senior Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

Managers Investment Group	15

Additional Information About the Funds

Trilogy Emerging Markets Equity Fund (CONTINUED)

maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.55%, 1.30% and 1.05% respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers AMG Funds Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Under “Performance” in the Fund's summary section, the performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class and Service Class shares would have similar annual returns as Institutional Class shares because all of the classes are invested in the same portfolio of securities. However, Investor Class and Service Class shares are subject to different expenses than Institutional Class shares, and Investor Class and Service Class share performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

16	Managers Investment Group

Additional Information About the Funds

Trilogy International Small Cap Fund

This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Trilogy’s initial investment screen identifies stocks with market capitalizations above $400 million and reasonable debt-to-equity ratios. Trilogy utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific growth metrics. The Subadvisor then focuses on the “best ideas” for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadvisor’s bottom -up research process, subject to broad diversification constraints.

The Subadvisor’s sell discipline is driven by the target prices established for each security. Stocks may be sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.
The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded in principally an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to non-U.S. small cap companies.
•	Seeking capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class, Service Class, and Institutional Class shares are authorized to pay up to 0.25%, 0.25%, and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund's summary section, the performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class and Service Class shares would have similar annual returns as Institutional Class shares because all of the classes are invested in the same
PORTFOLIO MANAGERS
William Sterling
Chief Executive Officer, Chairman
Investment Officer, and Senior
Portfolio Manager
Gregory J. Gigliotti
Managing Director and
Senior Portfolio Manager
Pablo Salas
Managing Director and Senior
Portfolio Manager
Jessica Reuss
Portfolio Specialist, Research
Analyst and Portfolio Manager
David Runkle
Director of Quantitative Research
and Portfolio Manager

See “Fund Management” below for more information on the portfolio managers.

Managers Investment Group	17

Additional Information About the Funds

Trilogy International Small Cap Fund (CONTINUED)
portfolio of securities. However, Investor Class and Service Class shares are subject to different expenses than Institutional Class shares, and Investor Class and Service Class share performance would vary to that extent. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

18	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks

This section presents more detailed information about each Fund’s risks as described in the summary section of the Fund’s Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Fund may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see the summary section of each Fund’s Prospectus for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.

CURRENCY RISK
(All Funds)
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments.
DERIVATIVES RISK
(Trilogy Emerging Markets Equity Fund, Trilogy International Small Cap Fund)

Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. As a general matter, when a Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund's outstanding obligations under the contract or in connection with the position. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them.

EMERGING MARKETS RISK
(All Funds)
Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FOREIGN INVESTMENT RISK

(All Funds)

Investments in securities of foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities generally trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities can perform differently from U.S. securities.

GROWTH STOCK RISK
(All Funds)
Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.
LARGE-CAPITALIZATION STOCK RISK
(Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund)
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
LIQUIDITY RISK
(All Funds)

Liquidity risk exists when particular investments are difficult to sell. Each Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such

Managers Investment Group	19

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)

cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.
ManagEment RISK
(All Funds)
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to underperform relevant benchmarks or other funds with a similar investment objective. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

MARKET RISK
(All Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which may have different characteristics than U.S. markets, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.

MID-CAPITALIZATION STOCK RISK
(Trilogy Global Equity Fund)
The stocks of mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. To the extent the Fund invests in mid–capitalization companies it may underperform other stock funds (such as large-company stock funds) when stocks of mid–capitalization companies are out of favor.

POLITICAL RISK
(All Funds)
Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country.
SMALL-CAPITALIZATION STOCK RISK
(Trilogy International Small Cap Fund)
The stocks of small-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.
SMALL- AND MID-CAPITALIZATIOn stock RISK

(Trilogy Emerging Markets Equity Fund)
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.

Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information dated March 1, 2014, as supplemented from time to time (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.

20	Managers Investment Group

Additional Information About the Funds

Other Important Information About the Funds and their Investment Strategies and Risks (CONTINUED)
PORTFOLIO TURNOVER

As described in each Fund’s summary section of the Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' Web site at www.managersinvest.com.
Fund Management

Each Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of Trilogy, the Subadvisor to the Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment advisors (the “Submanagers”) to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by each Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Submanagers or the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Submanagers and recommend their hiring, termination, and replacement. Shareholders of each Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
Trilogy Global Advisors, LP has day-to-day responsibility for managing each Fund’s portfolio. Trilogy, whose main office is located at 1114 Avenue of the Americas, 28th Floor, New York, New York 10036, is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located throughout the world. As of December 31, 2013,
Trilogy had approximately $14.304 billion in assets under management. AMG indirectly owns a majority interest in Trilogy.

TRILOGY GLOBAL EQUITY FUND

The Fund is managed by a team of portfolio managers at Trilogy. William Sterling, Robert Beckwitt, Gregory Gigliotti and François Campeau serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Each portfolio manager has served as a co-manager of the Fund since its inception, with the exception of Mr. Campeau, who has served as co-manager of the Fund since April 2011. Mr. Sterling has served as the Chief Executive Officer and Senior Portfolio Manager of Trilogy since 1999. Mr. Beckwitt has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2001. Mr. Gigliotti has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2002. Mr. Campeau served as a Principal and Research Analyst of Trilogy from 2000 until 2010, and was promoted to a Managing Director of Trilogy in April 2010 and has served as Portfolio Manager of Trilogy since April 2011.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.45% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Trilogy all or a portion of this fee for its services as Subadvisor.
TRILOGY EMERGING MARKETS EQUITY FUND
The Fund is managed by a team of portfolio managers at Trilogy. Pablo Salas, William Sterling, and Robert Beckwitt serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. Mr. Salas serves as the lead for Trilogy’s Emerging Markets Equity Strategy. Each portfolio manager has served as a co-manager of the Fund since its inception. Mr. Salas has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2005. Mr. Sterling has served as the Chief Executive Officer and Senior Portfolio Manager of Trilogy since 1999. Mr. Beckwitt has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2001.

Managers Investment Group	21

Additional Information About the Funds

Fund Management (CONTINUED)
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Trilogy all or a portion of this fee for its services as Subadvisor.
TRILOGY INTERNATIONAL SMALL CAP FUND
The Fund is managed by a team of portfolio managers, analysts and other investment professionals at Trilogy. William Sterling, Pablo Salas, Gregory Gigliotti, Jessica Reuss and David Runkle serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Each portfolio manager has served as a co-manager of the Fund since its inception. Mr. Sterling has served as the Chief Executive Officer and Senior Portfolio Manager of Trilogy since 1999. Mr. Salas has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2005. Mr. Gigliotti has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2002. Ms. Reuss has served as a Product Specialist, Research Analyst and Portfolio Manager of Trilogy since 2006. Mr. Runkle has served as a Director of Quantitative Research and/or Portfolio Manager of Trilogy since 2007.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Trilogy all or a portion of this fee for its services as Subadvisor.
ADDITIONAL INFORMATION
In addition to the expense limitation for each Fund discussed under “Fees and Expenses of the Fund” above, from time to time in the future Trilogy may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee. Under its Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives compensation from Trilogy for its administrative services to the Funds pursuant to a separate agreement between the Investment Manager and Trilogy.

Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Funds’ SAI. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor is available in the Funds’ Annual Report for the year ended October 31.

22	Managers Investment Group

Shareholder Guide

Your Account
You may invest in the Funds by purchasing Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Investor Class shares of each Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in a Fund. Each Fund and each class of shares is subject to a minimum initial investment amount, as described below.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Current net asset values per share for each Fund are available on the Funds’ website at www.managersinvest.com.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. The Board has also adopted a policy that securities held in a Fund that invests primarily in international securities and certain foreign debt obligations held by a Fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level).
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Choosing a Share Class

Investors can choose among three share classes when investing in the Funds:
•	Investor Class
•	Service Class
•	Institutional Class
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.

Managers Investment Group	23

Shareholder Guide

Choosing a Share Class (CONTINUED)
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Investor Class Shares

Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares also pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.

Service Class Shares
Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay distribution (12b-1) fees.

Institutional Class Shares

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.05% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay distribution (12b-1) fees.

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and each class of shares may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of each class of shares on an ongoing basis and will increase the cost of your investment. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.
The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of each Fund’s shares.
Distribution and Service (12b-1) Fees

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Funds to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.

24	Managers Investment Group

Shareholder Guide

Transaction Policies
OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING Fund SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable fees). Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION AND EXCHANGE FEES
Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund (each, an “International Fund” and collectively, the “International Funds” for purposes of this section) will deduct a redemption fee (the “Redemption/Exchange Fee”) from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:
Fund	Redemption Fee
Trilogy Emerging Markets Equity Fund	2.00%
Trilogy International Small Cap Fund	2.00%
For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the International Funds are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
The Redemption/Exchange Fee is paid to the International Funds and is intended to offset transaction and other expenses caused by short-term trading. The Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) (1) of shares purchased through reinvestment of dividend or capital gain distributions, (2) under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis), (3) of shares purchased through the ManagersChoice® Program or similar asset allocation progam as determined by the Investment Manager, (4) of shares where the application of the Redemption/Exchange Fee would cause the International Funds, or an asset allocation program of which the International Funds are a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder, or (5) of shares of a Fund after the announcement or other initial public disclosure by such Fund of the liquidation of such Fund or of the merger or reorganization of such Fund into another fund. Short-term trades not subject to a Redemption/ Exchange Fee as a result of these exceptions may result in additional costs to the International Funds that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a financial intermediary such as a broker, retirement plan administrator, bank or trust company if the financial intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The International Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.

PROCESSING ORDERS
If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	25

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to:
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
Managers
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our Web site at www.managersinvest.com	Go to our Web site at
www.managersinvest.com. Internet redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

26	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more worth of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:

•	Redeem your account if its value (i) falls below $500 for Investor Class or Service Class shares or $25,000 due to redemptions you make, or (ii) is below $100, but not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

Managers Investment Group	27

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)

•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades”below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds' portfolios, increase the Funds' expenses, and have a negative impact on the Funds' performance. The Funds may be subject to additional risks of frequent trading activities because of the potential for time-zone arbitrage relating to the foreign and emerging market portfolio securities held by the Funds. As a result, these Funds may be targets for investors that seek to capitalize on price arbitrage opportunities. Trilogy International Small Cap Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As described previously, the Funds have adopted procedures to minimize these risks, and the Redemption/ Exchange Fee for each of Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund is intended, in part, to discourage short-term and frequent trading of these Funds’ shares. There may be additional risks due to frequent trading activities.

Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment

28	Managers Investment Group

Shareholder Guide

Investor Services (CONTINUED)

Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING

Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Funds at 800.548.4539, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have

Managers Investment Group	29

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.

•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and such distributing Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS

A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund’s return on those securities would generally be decreased. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible to and does so elect, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit ( if you itemize deductions and so choose, a deduction) for such amounts on your U.S. income tax return, subject to certain limitations. If a Fund is not eligible to or does not make such election, shareholders will not include their share of such foreign income taxes in their gross income and accordingly will not be entitled to claim any such credit or deduction. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

TAX WITHHOLDING
To avoid back-up withholding of U.S. income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

30	Managers Investment Group

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the Fund’s periods of operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.

Trilogy Global Equity Fund Investor Class	For the fiscal year ended October 31, 2013	For the fiscal period ended October 31, 2012*
Net Asset Value, Beginning of Period	$9.76	$10.02
Income from Investment Operations:
Net investment income[1]	0.10	0.07
Net realized and unrealized gain (loss) on investments[1]	2.27	(0.33)
Total from investment operations	2.37	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.07)	—
Net Asset Value, End of Period	$12.06	$9.76
Total Return[2]	24.47%	(2.59)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.18% [7]	1.05% [6]
Ratio of expenses to average net assets (with offsets)	1.19% [7]	1.07% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19% [7]	1.07% [6]
Ratio of net investment income to average net assets[2]	0.90% [7]	1.04% [6]
Portfolio turnover	58%	78% [5]
Net assets at end of period (000’s omitted)	$626	$13

Managers Investment Group	31

Financial Highlights

Trilogy Global Equity Fund Service Class	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
	2013	2012
Net Asset Value, Beginning of Period	$9.79	$9.02	$10.00
Income from Investment Operations:
Net investment income[1]	0.13	0.08	0.02
Net realized and unrealized gain (loss) on investments[1]	2.29	0.72	(1.00)
Total from investment operations	2.42	0.80	(0.98)
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.03)	—
Net Asset Value, End of Period	$12.13	$9.79	$9.02
Total Return[2]	24.84%	8.91%	(9.80)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78% [7]	1.02%	1.21% [6]
Ratio of expenses to average net assets (with offsets)	0.79% [7]	1.04%	1.21% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.79% [7]	1.04%	1.46% [6]
Ratio of net investment income to average net assets[2]	1.20% [7]	0.85%	0.29% [6]
Portfolio turnover	58%	78%	40% [5]
Net assets at end of period (000’s omitted)	$53,740	$59,584	$23,215

32	Managers Investment Group

Financial Highlights

Trilogy Global Equity Fund Institutional Class	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
	2013	2012
Net Asset Value, Beginning of Period	$9.78	$9.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments[1]	2.27	0.70	(1.05)
Total from investment operations	2.41	0.79	(0.97)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.04)	—
Net Asset Value, End of Period	$12.10	$9.78	$9.03
Total Return[2]	24.87% [10]	8.76%	(9.70)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	0.68% [7]	0.85%	1.00% [6]
Ratio of expenses to average net assets (with offsets)	0.69% [7]	0.87%	1.00% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.69% [7]	0.87%	1.25% [6]
Ratio of net investment income to average net assets[2]	1.25% [7]	0.92%	1.26% [6]
Portfolio turnover	58%	78%	40% [5]
Net assets at end of period (000’s omitted)	$13,984	$12,998	$11,512

Managers Investment Group	33

Financial Highlights

Trilogy Emerging Markets Equity Fund Investor Class	For the fiscal year ended October 31, 2013	For the fiscal period ended October 31, 2012*
Net Asset Value, Beginning of Period	$8.57	$9.35
Income from Investment Operations:
Net investment income[1]	0.08	0.08
Net realized and unrealized gain (loss) on investments[1]	0.14	(0.86)
Total from investment operations	0.22	(0.78)
Less Distributions to Shareholders from:
Net investment income	(0.06)	—
Net Asset Value, End of Period	$8.73	$8.57
Total Return[2]	2.51% [10]	(8.34)% [5,10]
Ratio of net expenses to average net assets (with offsets/reductions)	1.55% [8,12]	1.30% [6]
Ratio of expenses to average net assets (with offsets)	1.56% [8,12]	1.30% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.56% [8,12]	1.31% [6]
Ratio of net investment income to average net assets[2]	1.00% [8,12]	1.37% [6]
Portfolio turnover	47%	32% [5]
Net assets at end of period (000’s omitted)	$291	$9

34	Managers Investment Group

Financial Highlights

Trilogy Emerging Markets Equity Fund Service Class	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
	2013	2012
Net Asset Value, Beginning of Period	$8.58	$8.62	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.11	0.09
Net realized and unrealized gain (loss) on investments[1]	0.17	(0.14)	(1.47)
Total from investment operations	0.24	(0.03)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.01)	—
Net Asset Value, End of Period	$8.78	$8.58	$8.62
Total Return[2]	2.82%	(0.33)%	(13.80)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.15% [8,12]	1.25%	1.09% [6]
Ratio of expenses to average net assets (with offsets)	1.16% [8,12]	1.25%	1.10% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.16% [8,12]	1.26%	2.76% [6]
Ratio of net investment income to average net assets[2]	0.84% [8,12]	1.29%	1.50% [6]
Portfolio turnover	47%	32%	20% [5]
Net assets at end of period (000’s omitted)	$28,093	$15,710	$44

Managers Investment Group	35

Financial Highlights

Trilogy Emerging Markets Equity Fund Institutional Class**	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011
	2013	2012
	$8.59	$8.62	$10.00
Net Asset Value, Beginning of Period
Net investment income[1]	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments[1]	0.17	(0.12)	(1.48)
Total from investment operations	0.25	(0.02)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.01)	—
Net Asset Value, End of Period	$8.78	$8.59	$8.62
Total Return[2]	2.85% [10]	(0.20)%	(13.80)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05% [8,12]	1.05%	1.09% [6]
Ratio of expenses to average net assets (with offsets)	1.06% [8,12]	1.05%	1.10% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.06% [8,12]	1.06%	2.76% [6]
Ratio of net investment income to average net assets[2]	0.93% [8,12]	1.18%	1.58% [6]
Portfolio turnover	47%	32%	20% [5]
Net assets at end of period (000’s omitted)	$103,538	$75,201	$11,284

36	Managers Investment Group

Financial Highlights

Trilogy International Small Cap Fund Investor Class	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011#
	2013	2012
Net Asset Value, Beginning of Period	$9.22	$8.33	$9.76
Income from Investment Operations:
Net investment income[1]	0.04 [4]	0.10	0.00 [11]
Net realized and unrealized gain (loss) on investments[1]	1.90	0.82	(1.43)
Total from investment operations	1.94	0.92	(1.43)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.03)	—
Net Asset Value, End of Period	$11.05	$9.22	$8.33
Total Return[2]	21.26% [10]	11.13%	(14.65)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.62% [9]	1.35%	1.35% [6]
Ratio of expenses to average net assets (with offsets)	1.62% [9]	1.35%	1.35% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.92% [9]	1.92%	2.58% [6]
Ratio of net investment income to average net assets[2]	0.42% [9]	1.16%	0.74% [6]
Portfolio turnover	61%	56%	52% [5]
Net assets at end of period (000’s omitted)	$4,915	$157	$9

Managers Investment Group	37

Financial Highlights

Trilogy International Small Cap Fund Service Class	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
	2013	2012
Net Asset Value, Beginning of Period	$9.22	$8.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.08 [4]	0.10	0.03
Net realized and unrealized gain (loss) on investments[1]	1.90	0.83	(1.70)
Total from investment operations	1.98	0.93	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.04)	—
Net Asset Value, End of Period	$11.09	$9.22	$8.33
Total Return[2]	21.70% [10]	11.23%	(16.70)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.22% [9]	1.29%	1.14% [6]
Ratio of expenses to average net assets (with offsets)	1.22% [9]	1.29%	1.14% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.52% [9]	1.89%	2.33% [6]
Ratio of net investment income to average net assets[2]	0.82% [9]	1.10%	0.57% [6]
Portfolio turnover	61%	56%	52% [5]
Net assets at end of period (000’s omitted)	$13,206	$3,825	$78

38	Managers Investment Group

Financial Highlights

Trilogy International Small Cap Fund Institutional Class	For the fiscal year ended October 31,		For the fiscal period ended October 31, 2011**
	2013	2012
Net Asset Value, Beginning of Period	$9.23	$8.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.10 [4]	0.09	0.09
Net realized and unrealized gain (loss) on investments[1]	1.89	0.85	(1.76)
Total from investment operations	1.99	0.94	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.04)	—
Net Asset Value, End of Period	$11.10	$9.23	$8.33
Total Return[2]	21.88% [10]	11.39%	(16.70)% [5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.12% [9]	1.10%	1.10% [6]
Ratio of expenses to average net assets (with offsets)	1.12% [9]	1.10%	1.10% [6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.42% [9]	1.82%	2.24% [6]
Ratio of net investment income to average net assets[2]	1.04% [9]	1.09%	1.37% [6]
Portfolio turnover	61%	56%	52% [5]
Net assets at end of period (000’s omitted)	$15,085	$12,552	$11,443
* Commenced operations on March 1, 2012.
** Commenced operations on March 1, 2011.
# Commenced operations on July 15, 2011.
[1] Per share numbers have been calculated using average shares.
[2]Total returns and net investment income would have been lower had certain expenses not been offset.
[3] Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4] Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.06, and $0.08 for Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class shares, respectively.
[5]Not annualized
[6]Annualized.
[7]Includes non-routine extraordinary expenses amounting to 0.024%, 0.027% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]Includes non-routine extraordinary expenses amounting to 0.018%, 0.021% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9] Includes non-routine extraordinary expenses amounting to 0.016%, 0.019% and 0.022% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10] Total return is based on the Financial Statement Net Asset Values as shown above.
[11] Rounds to less than $0.01.
[12]Includes tax expense of $112 or 0.06%, $9,694 or 0.05% and $36,132 or 0.04% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.

Managers Investment Group	39

THIS PAGE INTENTIONALLY LEFT BLANK

How To Contact Us

TRILOGY GLOBAL EQUITY FUND
TRILOGY EMERGING MARKETS EQUITY FUND
TRILOGY INTERNATIONAL SMALL CAP FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
Trilogy Global Advisors, L.P.
1114 Avenue of the Americas
28th Floor
New York, New York 10036
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES

Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

Managers Investment Group	41

PROSPECTUS
Managers AMG Funds

MARCH 1, 2014

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: Managers AMG Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2014 Managers Investment Group LLC
Investment Company Act Registration Number 811-09521

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

MANAGERS AMG FUNDS

TRILOGY GLOBAL EQUITY FUND

INSTITUTIONAL CLASS: TLGIX

SERVICE CLASS: TLGSX

INVESTOR CLASS: TLGVX

TRILOGY EMERGING MARKETS EQUITY FUND

INSTITUTIONAL CLASS: TLEIX

SERVICE CLASS: TLESX

INVESTOR CLASS: TLEVX

TRILOGY INTERNATIONAL SMALL CAP FUND

INSTITUTIONAL CLASS: TLSIX

SERVICE CLASS: TLSSX

INVESTOR CLASS: TLSVX

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2014

You can obtain a free copy of the prospectus for each of the Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund (each a “Fund,” and collectively the “Funds”), dated March 1, 2014, as supplemented from time to time (the “Prospectus”), by calling Managers Investment Group LLC (the “Investment Manager”) at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com. The Funds’ Prospectus provides basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectus.

The Funds’ audited financial statements for the fiscal year ended October 31, 2013 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from the Funds’ Annual Report for the fiscal year ended October 31, 2013 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual Report is available without charge by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Family of Funds, which consists of 39 open-end mutual funds in the Trust, The Managers Funds, Managers Trust I and Managers Trust II (the “Managers Fund Complex”). The Trust was organized on June 18, 1999.

Each Fund has established three classes of shares: Institutional Class, Service Class and Investor Class.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objective and policies. It should be read in conjunction with the Funds’ current prospectus dated March 1, 2014, as supplemented from time to time (the “Prospectus”). The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager” or “Managers”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for each Fund’s overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “Subadvisor” or “Subadvisors”) to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these Subadvisors and researches any potential new Subadvisors for the Funds. Trilogy Global Advisors, LP currently serves as Subadvisor to the Funds. See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The Trust is an open-end management investment company, and each Fund is a diversified series of the Trust.

The table below shows the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Funds, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

Investment Practices	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund
Borrowing	X	X	X
Cash Equivalents
Bank Obligations	X	X	X
Bankers Acceptances	X	X	X
Certificates of Deposit	X	X	X
Repurchase Agreements	X	X	X
Short-Term Corporate Debt Securities	X	X	X
Time Deposits	X	X	X
Commercial Paper	X	X	X
Derivative Instruments	X	X	X
Emerging Market Securities	X	X	X
Equity Investments
Common Stock	X	X	X
Convertible Securities	X	X	X
Depositary Receipts	X	X	X
Initial Public Offerings	X	X	X
Preferred Stock	X	X	X
Foreign Securities	X	X	X
Forward Commitments	X	X	X
Illiquid Investments; Privately Placed and Certain Unregistered Securities	X	X	X
Interfund Lending	X	X	X
Investment Company Securities	X	X	X
Participations	X	X	X
Real Estate Investment Trusts	X	X	X
Reverse Repurchase Agreements	X	X	X
Securities Lending	X	X	X
Structured Notes and Other Hybrid Instruments	X	X	X
United States Government Obligations	X	X	X
Warrants and Rights	X	X	X
When-Issued Securities	X	X	X
Zero Coupon Securities	X	X	X

Investment Techniques and Associated Risks

(1) Borrowing

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. In addition, each Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other series of trusts managed by the Investment Manager (as further described below). The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. The Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other funds in the Managers Fund Complex managed by the Investment Manager, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

(2) Cash Equivalents

The Funds may invest in cash equivalents to the extent that such investments are consistent with the Funds’ investment objectives, policies and restrictions, as discussed in the Funds’ Prospectus. A description of the various types of cash equivalents that may be purchased by the Funds appears below.

Bank Obligations. The Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short, and at no time will the Funds enter into a repurchase agreement for a period of more than seven (7) days.

Short-Term Corporate Debt Securities. Short-term corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(3) Commercial Paper

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

(4) Derivative Instruments

The following describes certain derivative instruments and products in which the Funds may invest and risks associated therewith.

A Fund might not employ any of the strategies described below or be permitted by applicable law to do so, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

Futures Contracts and Options on Futures Contracts. A Fund may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. A Fund may invest in foreign currency futures contracts and options thereon (“options on futures”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. A Fund may purchase and sell futures contracts on various securities indices (“Index Futures”), including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities, and related options. Through the use of Index Futures and related options, a Fund may create economic exposure in its portfolio to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may enter into futures contracts for the purchase or sale of fixed income securities, equity securities or foreign currencies, and may also use options on securities or currency futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and a Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker.

A Fund will ordinarily be able to close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant Index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s (“S&P”) 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indices as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which a Fund may invest will be developed and traded in the future.

A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to post margin (“initial margin”) with the futures commission merchant executing the transaction. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin does not represent a borrowing or loan by a Fund, but rather is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Limitations on Use of Futures and Options on Futures. A Fund may only enter into futures contracts or options on futures which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or in the case of options on futures, for which an established over-the-counter (“OTC”) market exists. A Fund may utilize futures contracts and related options for any purpose, including for investment purposes and for “bona fide hedging” purposes (as such term is defined in applicable regulations of the Commodity Futures Trading Commission (“CFTC”)), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. For instance, a Fund may invest to a significant degree in Index Futures on stock indices and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market.

When purchasing a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor, in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract on the Fund’s records. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are operated by a person, the Investment Manager, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC (with respect to the Funds). Accordingly, neither the Investment Manager (with respect to the Funds) nor any Fund is subject to registration or regulation as a “commodity pool operator” or “commodity pool,” respectively, under the CEA. To remain eligible for the exclusion, each of the Funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Risks Associated with Futures and Options on Futures. There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the future or option or to maintain cash or securities in a segregated account. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Forward Currency Contracts. A Fund may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian or earmark securities considered to be liquid by the subadvisor in accordance with procedures established by the Board of Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

Forward currency contracts are not traded on regulated exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may purchase and sell both put options and call options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies.

A Fund may purchase call options for any purpose. For example, a call option may be purchased by a Fund as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security or instrument on a more limited risk basis than would be possible if the security or instrument itself were purchased. In the event of a decline in the price of the underlying security or instrument, use of this strategy would serve to limit a Fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security or instrument increases above the exercise price and the Fund either sells or exercises the option, any profit realized would be reduced by the premium.

A Fund may purchase put options for any purpose. For example, a put option may be purchased by the Fund as a short hedge. The put option enables a Fund to sell the underlying security or instrument at the predetermined exercise price; thus the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security or instrument is lower than the exercise price of the put option, any profit a Fund realizes on the sale of the security or instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

A Fund may write call or put options for any purpose. For example, writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a Fund may also suffer a loss as a result of writing options. For example, if the market price of the security or instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, a Fund would suffer a loss. A Fund will segregate or earmark assets or otherwise “cover” written call or put options in accordance with applicable SEC guidelines.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged security or instrument would be offset to the extent of the premium received for writing the option. However, when securities prices increase, a Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will be affected by, among other things, the current market value of the underlying security or instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying security or instrument, the historical price volatility of the underlying security or instrument and general market conditions.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options. Options offer large amounts of leverage, which will result in a Fund’s net asset value being more sensitive to changes in the value of the related instrument. A Fund may purchase or write both exchange traded and OTC options. Exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by a Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, futures contracts or other investments. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investments in options on indices may be greater than options on securities, futures contracts or other investments. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Risks Related to OTC Options. Unlike exchange traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds great flexibility to tailor the option to their needs, OTC options generally involve greater risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are generally considered illiquid by the SEC.

A Fund can use both European-style and American-style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Foreign Currency Options. A Fund may use currency options to cross-hedge or to increase total return when the subadvisor anticipates that the currency will appreciate or depreciate in value. A Fund may additionally buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Fund would be reduced by the premium paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Listed options are third party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two party contracts with negotiated strike prices and expiration dates.

Additional Risks of Futures Contracts, Options on Futures Contracts, Options on Securities and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the subadvisor to forecast interest rates and other economic factors correctly. If the subadvisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund’s use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Swap Agreements. A Fund may engage in swap transactions, including, but not limited to swap agreements on interest rates, security indices, specific securities and currency exchange rates.

A Fund may enter into index swap agreements for purposes of attempting to gain exposure to the securities making up an index in a market without actually purchasing those securities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” such as the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund from the counterparty) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Subadvisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party that is engaged in a securities related business if the net amount owed or to be received under existing contracts with that party, along with investments in other securities issued by such counterparty, would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Funds’ ability to use swap agreements.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses, and a Fund’s obligation under such agreement, together with other illiquid assets and securities, will not exceed 15% of a Fund’s net assets.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

New rules and regulations affecting the derivatives market affect counterparty risk with respect to derivatives. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the member of the clearing house (“clearing member”) through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, a Fund is subject to the risk that a clearing organization will use the Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

A Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. A Fund will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least “high quality” by at least one Nationally Recognized Statistical Rating Organization at the time of entering into such transaction.

Segregated Accounts or Cover. A Fund will comply with SEC guidelines regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate or earmark on its books cash or other liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, a Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by a Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Participatory Notes and Non-Standard Warrants. From time to time, the Funds may use non-standard warrants, including participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Note about Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only clearing members can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Investment Manager or Subadvisor expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

(5) Emerging Market Securities

Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors that is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of a Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund’s operations and the ability to obtain a judgment against an issuer in an emerging market country.

(6) Equity Investments

Each Fund may invest in equity securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the OTC market. More information on the various types of equity investments in which the Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. The Trilogy International Small Cap Fund may invest to a significant extent in small-capitalization companies.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Depositary Receipts. The Funds may invest in depositary receipts, including, but not limited to, Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Non-Voting Depositary Receipts (“NVDRs”). GDRs are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. ADRs are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. EDRs are European receipts evidencing a similar arrangement. NVDRs are trading instruments issued by the Thai NVDR Company Limited, a subsidiary wholly owned by The Stock Exchange of Thailand (the “SET”), intended to stimulate trading activity in the Thai stock market. NVDRs are automatically regarded as listed securities in the SET. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in GDRs, ADRs and EDRs are not necessarily denominated in the same currency as the common stocks into which they may be converted. With respect to investments in NVDRs, investors will receive all financial benefits, e.g., dividends and right issues, as if they had invested in a company’s ordinary shares, except that NVDR holders do not have the voting rights associated with the shares.

Investing in depositary receipts presents risks not present to the same degree as investing in domestic securities even though a Fund will purchase, sell and be paid dividends on depositary receipts in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain of its depositary receipts, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. Unsponsored depositary receipts are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored depositary receipts may be less liquid than sponsored depositary receipts. Additionally, there generally is less publicly available information with respect to unsponsored depositary receipts.

Initial Public Offerings (“IPOs”). Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

(7) Foreign Securities

Each Fund may invest in foreign securities, subject to the limitations described below. Each Fund may invest in foreign issuers or in securities principally traded outside the United States, including emerging markets securities. Each Fund may invest in securities of non-U.S. issuers directly or in the form of ADRs, EDRs, GDRs, or other securities representing underlying shares of foreign issuers, described under “Depositary Receipts” above.

Investment in securities of foreign entities, whether directly or indirectly in the form of ADRs, EDRs, GDRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

A Fund’s interest and dividend income from foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. United States shareholders in a Fund may be entitled to a credit or deduction for United States federal income tax purposes, for their pro rata portion of foreign income taxes paid by the Fund. See “Certain Federal Income Tax Matters” below.

The risks of foreign investing are of greater concern in the case of investments in emerging markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. See “Emerging Market Securities” above.

(8) Forward Commitments

Each Fund may make contracts to purchase securities on a forward commitment basis for a fixed price at a future date beyond the customary settlement period for such securities (“forward commitments”) if the Fund segregates liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to the amount of the Fund’s commitments. Forward commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term capital gains or losses upon such disposition. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

(9) Illiquid Investments; Privately Placed and Certain Unregistered Securities

Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price which a Fund believes represents the security’s value should the Fund wish to sell the securities. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(10) Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another fund in the Managers Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund in the Managers Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another fund in the Managers Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(11) Investment Company Securities.

The Funds may invest some portion of their assets in shares of other investment companies, including exchange-traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objectives of the Funds or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Investment Manager and Subadvisor for each Fund will consider such fees in determining whether to invest in other mutual funds. A Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investments in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, each Fund’s investments in investment companies are limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). Each Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, each Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. Each Fund will notify its shareholders prior to initiating such an arrangement.

The Funds may seek to invest in ETFs that have received an exemptive order from the SEC permitting investment by other funds in the ETFs in excess of the Limitation, provided that the Funds enter into and comply with the terms and conditions of an agreement with each ETF, and the Fund complies with the ETF’s exemptive order.

ETFs that are linked to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of investments underlying the applicable index and will incur certain expenses not incurred by their applicable index. Certain investments comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.

The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

(12) Participations

Each Fund may invest in loan participations or assignments. In purchasing a loan participation or assignment, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be “issuers” of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Fund will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Fund when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to a Fund as a property owner.

In purchasing a loan participation, a Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of a Fund may be subject to claims of the lead bank’s creditors. A Fund’s ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Fund will be illiquid and therefore subject to the Fund’s limit on illiquid investments.

(13) Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as a Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(14) Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

A Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. A Fund will establish and maintain a segregated account with the custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(15) Securities Lending

Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. The Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled on a reasonable efforts basis and the securities voted by the Fund. The Bank of New York Mellon serves as the Funds’ securities lending agent.

(16) Structured Notes and Other Hybrid Instruments

The Funds may invest in structured notes as part of their overall investment strategy. Structured notes are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting bonds. Depending on the terms of the note, a Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. Like other sophisticated strategies, a Fund’s use of structured notes may not work as intended; for example, by reducing the duration of the Fund’s portfolio, structured notes may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline). Structured instruments may be considered illiquid.

The Funds may invest, as part of their overall investment strategy, in other types of “hybrid” instruments that combine the characteristics of securities, futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

(17) United States Government Obligations

Each Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

Each Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, a Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which a Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(18) Warrants and Rights

Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant or right is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant or right.

(19) When-Issued Securities

Each Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

In connection with these transactions, a Fund will maintain a segregated account with the custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against changes in interest rates.

(20) Zero Coupon Securities

Each Fund may invest in zero coupon securities. “Zero coupon” securities are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

A Fund is required to accrue and distribute imputed income from zero coupon securities on a current basis, even though it does not receive the income currently. A Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund’s assets, increase its expense ratio and decrease its rate of return.

Diversification Requirements for the Funds

The Funds intend to meet the diversification requirements of the 1940 Act as currently in effect. A fund that is non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Industry Concentration

Unless otherwise provided, for purposes of determining whether a Fund’s investments are concentrated in a particular industry or group of industries, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund:

(1) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(2) May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(3) May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(4) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(5) May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(6) May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

(8) May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or the Funds’ Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Funds.

Portfolio Turnover

Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Funds for the fiscal years ended October 31, 2012 and October 31, 2013 are as follows:

Trilogy Global Equity Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2012	78%
October 31, 2013	58%
Trilogy Emerging Markets Equity Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2012	32%
October 31, 2013	47%
Trilogy International Small Cap Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2012	56%
October 31, 2013	61%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of a Fund’s shareholders. Each Fund will disclose its portfolio holdings on a monthly basis on or about the 10th business day of the following month by posting this information on its Website. The Chief Compliance Officer of a Fund may designate an earlier or later date for public disclosure of the Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of a Fund that the disclosures are in the best interests of the Fund’s shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of a Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of a Fund’s shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about a Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor (Trilogy Global Advisors, LP); the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon); financial printer (R.R. Donnelley); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printer on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Morningstar, Interactive Data Corporation, FactSet, Bloomberg, Wilshire Associates, and Securities Class Action Services LLC. The Funds may disclose non-public current portfolio holdings information to Interactive Data Corporation on a daily basis for valuation purposes, to FactSet and Bloomberg on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, and to Securities Class Action Services LLC on a monthly basis for proxy voting purposes. The Funds also provide current portfolio holdings information to Lipper, Morningstar and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s organizational documents and the Board’s policy that a Trustee retire at the end of the calendar year in which the Trustee reaches the age of 75. The Chairman of the Board, the President, the Treasurer and the Secretary and such other officers as the Trustees may in their discretion from time to time elect each hold office until his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each officer holds office at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Bruce B. Bingham DOB: 12/01/48	Trustee since 2012	Partner, Hamilton Partners (real estate development firm) (1987-Present)	39	Director of The Yacktman Funds, Inc. (2 portfolios)	Significant board experience; experienced businessman; familiar with financial statements.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman; Chairman of the Governance Committee	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee Emeritus of Bowdoin College (2013-Present); Formerly Trustee of Bowdoin College (2002-2013); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009)	39	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (23 portfolios)	Significant board experience; significant executive experience with several financial services firms; continuing service as Independent Chairman of the Board and Chairman of the Trust’s Governance Committee.

Edward J. Kaier DOB: 9/23/45	Trustee since 1999; Chairman of the Audit Committee	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	39	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (23 portfolios)	Significant board experience; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

Kurt Keilhacker DOB: 10/5/63	Trustee since 2013	Managing Member, TechFund Europe (2000-Present); Managing Member, TechFund Capital (1997-Present); Trustee, Gordon College (2001-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Clapham Partners I, LLC (2013-Present)	39	None	Significant board experience; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	39	Trustee, Professionally Managed Portfolios (45 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008-Present); Trustee of Aston Funds (23 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator; Audit Committee financial expert.

Richard F. Powers III DOB: 2/2/46	Trustee since 2013	Adjunct Professor, Boston College (2011-Present); President and CEO of Van Kampen Investments Inc. (1998-2003)	39	Director of Ameriprise Financial Inc. (2005-2009)	Significant board experience; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	39	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (23 portfolios)	Significant board experience; former practicing attorney; currently professor of law.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Victoria Sassine DOB: 8/11/65	Trustee since 2013	Lecturer, Babson College (2007 – Present)	39	None	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant.

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Management, LLC (2007-Present); President, TRS Associates (1982-Present); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010)	39	Trustee of Aston Funds (23 portfolios)	Significant board experience; formerly professor of finance; significant executive experience with several investment partnerships.

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG, and her former position as Chief Legal Officer of the Trust.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER*	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Christine C. Carsman DOB: 4/2/52	Trustee since 2011	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	39	None	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

*	The Fund Complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with Managers, and also may benefit from information provided by the Trust’s and Managers’ legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Keitha L. Kinne DOB: 5/16/58	President and Principal Executive Officer since 2012; Chief Operating Officer since 2007	President and Principal Executive Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2012-Present); President, Managers Distributors, Inc. (2012- Present); Managing Partner and Chief Operating Officer, Managers Investment Group LLC (2007-Present); Chief Investment Officer, Managers Investment Group LLC (2008-Present); Chief Operating Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006)

Lewis Collins DOB: 2/22/66	Secretary since 2011; Chief Legal Officer since 2011	Secretary and Chief Legal Officer, Managers AMG Funds, The Managers Funds, Managers Trust I, and Managers Trust II (2011-Present); Senior Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2010-Present); Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2006-2010); Senior Counsel, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002)

Donald S. Rumery DOB: 5/29/58	Principal Financial Officer since 2008; Chief Financial Officer since 2007; Treasurer since 1999	Principal Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2008-Present); Senior Vice President, Managers Investment Group LLC (2005-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-2012); Vice President, The Managers Funds LLC, (1994-2004)

John J. Ferencz DOB: 3/09/62	Chief Compliance Officer since 2010	Chief Compliance Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2010-Present); Vice President, Legal and Compliance, Managers Investment Group LLC (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010)

Michael Ponder DOB: 9/12/73	Assistant Secretary since 2011	Assistant Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2011-Present); Senior Vice President and Counsel, Managers Investment Group LLC (2011-Present); Attorney, DeNovo Legal (2009-2010); Vice President, Credit Suisse (2007-2009); Associate, Willkie Farr & Gallagher LLP (2006-2007)

Matthew B. Wallace DOB: 11/24/80	Anti-Money Laundering Compliance Officer since 2012	Anti-Money Laundering Compliance Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2012-Present); Assistant Vice President, Legal and Compliance, Managers Investment Group LLC (2014-Present); Senior Associate, Legal and Compliance, Managers Investment Group LLC (2012-2013); Associate, Legal and Compliance, Managers Investment Group LLC (2010-2012); Compliance Specialist, Calamos Advisors LLC (2007-2010)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2013	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies* Beneficially Owned as of December 31, 2013
Independent Trustees:
Bruce B. Bingham	None	Over $100,000
William E. Chapman, II	Over $100,000	Over $100,000
Edward J. Kaier	$50,001-$100,000	Over $100,000
Kurt Keilhacker	None	Over $100,000
Steven J. Paggioli	$10,001-$50,000	Over $100,000
Richard F. Powers III	None	None
Eric Rakowski	None	Over $100,000
Victoria Sassine	None	None
Thomas R. Schneeweis	$10,001-$50,000	Over $100,000
Interested Trustee:
Christine C. Carsman	None	Over $100,000

*	The Family of Investment Companies consists of the funds of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of Managers AMG Funds (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of ten Trustees, nine of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below), each comprised of all of the Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In a separate executive session of the Independent Trustees and the Independent Trustees’ independent legal counsel, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

Managers AMG Funds has retained Managers as the Funds’ investment advisor and administrator. Managers is responsible for the Funds’ overall administration and operations, including management of the risks that arise from the Funds’ investments and operations. Employees of Managers serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by Managers and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review that is provided to the Board for review and discussion. The assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board receives periodic reports from the Funds’ Chief Legal Officer on Managers’ risk management activities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board receives periodic reports from the portfolio managers of the Funds’ subadvisors and Managers’ investment research team regarding the management of the Funds, including their investment risks. The Board also receives periodic reports from the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of Managers regarding Managers’ general business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audits of the Funds, and pre-approves the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon the registered public accounting firm’s status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues of which the Audit Committee is aware that may affect the Trust, the Trust’s financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Board’s pricing oversight committee from time to time. The Audit Committee met two times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. William E. Chapman serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board, including responsibility to make recommendations with respect to the following matters: (i) individuals to be appointed or nominated for election as Independent Trustees; (ii) the designation and responsibilities of the chairperson of the Board (who shall be an Independent Trustee) and Board committees, such other officers of the Board, if any, as the Governance Committee deems appropriate, and officers of the Funds; (iii) the compensation to be paid to Independent Trustees; and (iv) other matters the Governance Committee deems necessary or appropriate. The Governance Committee is also empowered to: (i) set any desired standards or qualifications for service as a Trustee; (ii) conduct self-evaluations of the performance of the Trustees and help facilitate the Board’s evaluation of the performance of the Board at least annually; (iii) oversee the selection of independent legal counsel to the Independent Trustees and review reports from independent legal counsel regarding potential conflicts of interest; and (iv) consider and evaluate any other matter the Governance Committee deems necessary or appropriate. It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Funds) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Funds, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met four times during the most recent fiscal year.

Trustees’ Compensation

For their services as Trustees of the Trust and other mutual funds within the Managers Fund Complex for the fiscal year ended October 31, 2013, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber (c) (d)	$117	$30,000
Bruce B. Bingham	$507	$130,250
William E. Chapman II (e)	$600	$154,000
Edward J. Kaier (d) (f)	$554	$142,250
Kurt Keilhacker	$145	$37,250
Steven J. Paggioli (d)	$517	$132,750
Richard F. Powers III	$145	$37,250
Eric Rakowski (d)	$517	$132,750
Victoria Sassine	$145	$37,250
Thomas R. Schneeweis	$507	$130,250
Interested Trustee:
Christine C. Carsman	None	None

(a)	Compensation is calculated for the fiscal year ended October 31, 2013. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ended October 31, 2013 for services as a Trustee of the Managers Fund Complex, which, as of October 31, 2013, consisted of 40 funds in the Trust, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Aber retired from the Board effective December 31, 2012.
(d)	Mr. Aber, Mr. Kaier, Mr. Paggioli and Mr. Rakowski received an additional $2,500 for serving on the Nominating Committee (a subcommittee of the Governance Committee), which is reflected in the chart above. The Nominating Committee completed its mandate as of December 14, 2012.
(e)	Mr. Chapman received an additional $25,000 annually for serving as the Independent Chairman, which is reflected in the chart above.
(f)	Mr. Kaier received an additional $10,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Except for the Trilogy International Small Cap Fund, the Trust did not know of any person or entity who, as of February 6, 2014, “controlled” (within the meaning of the 1940 Act) the Funds. For the Trilogy International Small Cap Fund, Gregory J. Gigliotti, as of February 6, 2014, beneficially owned 25% or more of the outstanding shares of the Fund and may be deemed to “control” the Fund under the 1940 Act. A person or entity that “controls” the Funds could have effective voting control over the Funds. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Principal Holders

As of February 6, 2014, the following persons or entities owned beneficially and/or of record 5% or more of the outstanding shares of each class of each Fund listed below.

Name and Address	Percent Owned
Trilogy Global Equity Fund – Institutional Class
Cora L. Sterling 411 Lakewood Drive, Winter Park, FL 32789-3939	19.49%
William P. Sterling 411 Lakewood Drive, Winter Park, FL 32789-3939	19.49%
Henry Beckwitt TTEE Beckwitt-Hughey 1993 Trust 3 Eliot Road, Lexington, MA 02421-5609	18.43%
Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	12.54%
Thomas A. Masi and O. Luby Masi JTWROS 10 Heath Drive, Basking Ridge, NJ 07920-1949	10.01%
W. Michael Clifford & Robert H. Gardner TTEE Ryan R. Burrow Irrevocable Trust 301 E. Rine Street Suite 1400, Orlando, FL 32801	7.54%

Trilogy Global Equity Fund – Service Class
BNY Mellon as Agent for BNY Mellon I S Trust Co Customer FBO Managers Funds Wrap Program 760 Moore Road, King of Prussia, PA 19406-1212	97.91%

Trilogy Global Equity Fund – Investor Class
Trilogy Global Advisors LLC, Attn: Finance Group 1114 Avenue of the Americas Fl 28, New York, NY 10036	94.24%

Trilogy Emerging Markets Equity Fund – Institutional Class
US Bank NA FBO US Bank Pension Plan PO Box 1787, Milwaukee, WI 53201-1787	69.66%
Sentinel Trust Company, L.B.A. 2001 Kirby Drive, Suit 1200, Houston, TX 77019	12.39%

Trilogy Emerging Markets Equity Fund – Service Class
BNY Mellon as Agent for BNY Mellon I S Trust Co Customer FBO Managers Funds Wrap Program 760 Moore Road, King of Prussia, PA 19406-1212	96.71%

Trilogy Emerging Markets Equity Fund – Investor Class
Trilogy Global Advisors LLC, Attn Finance Group 1114 Avenue of the Americas Fl 28, New York, New York 10036	83.86%

Trilogy International Small Cap Fund – Institutional Class
Gregory J. Gigliotti 236 Davenport Drive, Stamford, CT 06902	44.54%
Cora L. Sterling 411 Lakewood Drive, Winter Park, FL 32789-3939	15.78%
William P. Sterling 411 Lakewood Drive, Winter Park, FL 32789-3939	15.78%
Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	9.94%
W. Michael Clifford & Robert H. Gardner TTEE Ryan R. Burrow Irrevocable Trust 301 E. Rine Street Suite 1400, Orlando, FL 32801	6.12%

Trilogy International Small Cap Fund – Service Class
BNY Mellon as Agent for BNY Mellon I S Trust Co Customer FBO Managers Funds Wrap Program 760 Moore Road, King of Prussia, PA 19406-1212	80.71%

National Financial Services LLC Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd., Jersey City, NJ 07310-2010	17.34%

Trilogy International Small Cap Fund – Investor Class
National Financial Services LLC Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd., Jersey City, NJ 07310-2010	89.76%

As of February 6, 2014, the Trust did not know of any person who beneficially owned 5% or more of the outstanding Service Class and Investor Class shares of the Trilogy Global Equity Fund and the Trilogy International Small Cap Fund or the outstanding shares of each class of the Trilogy Emerging Markets Equity Fund. As of February 6, 2014, the Trust did not know of any person in addition to Henry Beckwitt TTEE 1993 Trust, Cora L. Sterling, William P. Sterling, Thomas A. Masi and O. Luby Masi JTWROS, and W. Michael Clifford & Robert H. Gardner TTEE who beneficially owned 5% or more of the outstanding Institutional Class shares of the Trilogy Global Equity Fund. As of February 6, 2014, the Trust did not know of any person in addition to Gregory J. Gigliotti, Cora L. Sterling, William P. Sterling, and W. Michael Clifford & Robert H. Gardner TTEE who beneficially owned 5% or more of the outstanding Institutional Class shares of the Trilogy International Small Cap Fund.

Management Ownership

As of February 24, 2014, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.

MANAGEMENT OF THE FUNDS

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to each Fund. The Investment Manager also serves as administrator of the Funds and carries out the daily administration of the Trust and the Funds. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Funds. MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The assets of each Fund are managed by a Subadvisor selected by the Investment Manager, subject to the review and approval of the Trustees. Trilogy Global Advisors, LP (“Trilogy” or the “Subadvisor”) was selected by the Investment Manager, subject to the review and approval of the Board of Trustees. As of December 31, 2013, Trilogy had approximately $14.30 billion in assets under management. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in Trilogy. Trilogy’s address is main office 1114 Avenue of the Americas, 28th Floor, New York, New York 10036. The Investment Manager recommends Subadvisors for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of each Subadvisor’s skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Funds benefit from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a Subadvisor, and the Investment Manager does not expect to make frequent changes of Subadvisors. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

For its investment management services, the Investment Manager receives an investment management fee from each Fund. All or a portion of the investment management fee paid by each Fund to the Investment Manager is used to pay the subadvisory fees of Trilogy. Because Trilogy is an affiliate of the Investment Manager, the Investment Manager indirectly benefits from the compensation received by Trilogy. As part of its services to the Funds under an investment management agreement with the Trust (the “Investment Management Agreement”), the Investment Manager also serves as administrator of each Fund. The Investment Manager receives no additional compensation from the Funds for its administration services.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund’s investment objective, policies and restrictions. Generally, the services that the Subadvisor provides to the Funds are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Funds and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Funds may purchase securities that are offered in underwritings in which an affiliate of the Funds’ Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds pursuant to the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with Trilogy with respect to the Funds (the “Subadvisory Agreement”).

The Investment Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on 60 days’ written notice to the other party and to the applicable Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for the following advisory and/or administrative services:

•

developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•

determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Funds;

•

furnishing to the Trust necessary assistance in the preparation of all reports now or hereafter required by federal or other laws, and the preparation of prospectuses, registration statements and amendments thereto that may be required by federal or other laws or by the rules or regulations of any duly authorized commission or administrative body;

•

furnishing to the Trust office space in the offices of the Investment Manager, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities and telephone service; and

•

furnishing to the Trust all executive and administrative personnel necessary for managing the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions.

Under the Subadvisory Agreement, the Subadvisor manages all of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objective, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trust’s Board of Trustees. The provision of investment advisory services by the Subadvisor to a Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expects to render investment advisory services to others.

In performing the functions set forth above and supervising the Subadvisor, the Investment Manager:

•

performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund;

•

prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request;

•	reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board;

•	reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board;

•	performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor;

•

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement with the Subadvisor and annual consideration of the Subadvisory Agreement thereafter;

•	prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board;

•

identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board;

•	designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

•	performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law.

Each Fund pays all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions, transfer taxes and transaction taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of each Fund’s shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the respective Fund in the selection of portfolio investments and the allocation of investment opportunities. However, they do not obligate the Subadvisor to acquire for the Funds a position in any investment that any of the Subadvisor’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of the Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit each Fund.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Funds or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Investment Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust may rely on an exemptive order from the SEC that, subject to compliance with its conditions, would permit the Investment Manager to enter into subadvisory agreements with unaffiliated subadvisors (“Submanagers”) without shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90-day notification requirement discussed below) and approval by the Trustees but without shareholder approval, to employ new unaffiliated Submanagers for a Fund, change the terms of the subadvisory agreement for an unaffiliated Submanager, or continue the employment of an unaffiliated Submanager after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated Submanager. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Submanagers and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a Submanager to the Funds without approval of the Trust’s Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.

Compensation of the Investment Manager and the Subadvisor

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, at the annual rates included in the table below, which is computed daily as a percentage of the value of the average daily net assets of the applicable Fund and may be paid monthly.

Fund	Investment Management Fee
Trilogy Global Equity Fund	0.45%
Trilogy Emerging Markets Equity Fund	0.70%
Trilogy International Small Cap Fund	1.00%

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor all or a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that the Subadvisor manages. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from a Fund and does not increase a Fund’s expenses.

Investment Management Fees Paid by the Funds. Investment management fees paid to the Investment Manager by the Funds for advisory services for the period from March 1, 2011 (the date the Funds commenced operations) through October 31, 2011 and the fiscal years ended October 31, 2012 and October 31, 2013 are as follows. Management fees waived and/or reimbursed are described below under “Expense Limitations.”

Fund	Total	Waived/Reimbursed	Net
Trilogy Global Equity Fund
Fiscal Year Ended October 31, 2013	$332,561	$0	$332,561
Fiscal Year Ended October 31, 2012	$276,538	$0	$276,538
Period Ended October 31, 2011	$69,520	$0	$69,520
Trilogy Emerging Markets Equity Fund
Fiscal Year Ended October 31, 2013	$729,505	$0	$729,505
Fiscal Year Ended October 31, 2012	$561,696	$0	$561,696
Period Ended October 31, 2011	$47,518	$0	$47,518
Trilogy International Small Cap Fund
Fiscal Year Ended October 31, 2013	$219,374	$0	$219,374
Fiscal Year Ended October 31, 2012	$148,061	$0	$148,061
Period Ended October 31, 2011	$84,680	$0	$84,680

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to a Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Investment Manager or Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of the Funds’ Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in the Funds’ Prospectus) to exceed its contractual expense limitation amount. In addition, the Investment Manager or Subadvisor may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective. All fees waived and/or expenses reimbursed to (repayments by) the Funds for the period from March 1, 2011 (the date the Funds commenced operations) through October 31, 2011 and the fiscal years ended October 31, 2012 and October 31, 2013 are as follows:

Trilogy Global Equity Fund
Fiscal Year Ended October 31, 2013	$0
Fiscal Year Ended October 31, 2012	$(39,109)
Period Ended October 31, 2011	$39,109

Trilogy Emerging Markets Equity Fund
Fiscal Year Ended October 31, 2013	$(80,286)
Fiscal Year Ended October 31, 2012	$(32,095)
Period Ended October 31, 2011	$112,381

Trilogy International Small Cap Fund
Fiscal Year Ended October 31, 2013	$66,088
Fiscal Year Ended October 31, 2012	$103,452
Period Ended October 31, 2011	$96,756

Portfolio Managers of the Funds (information as of October 31, 2013)

Trilogy has day-to-day responsibility for managing each Fund’s portfolio and has managed each Fund since its inception.

William Sterling, Robert Beckwitt, Gregory Gigliotti and Francois Campeau serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Trilogy Global Equity Fund.

Pablo Salas, William Sterling and Robert Beckwitt serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Trilogy Emerging Markets Equity Fund.

William Sterling, Pablo Salas, Gregory Gigliotti, Jessica Reuss and David Runkle serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Trilogy International Small Cap Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: William Sterling
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	1	$31.9	None	$0
Other Pooled Investment Vehicles	15	$5,029.5	5	$569.9
Other Accounts	34	$8,951.5	4	$1,266.6

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Robert Beckwitt
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	13	$3,513.7	5	$569.9
Other Accounts	33	$8,867.2	4	$1,266.6

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Gregory J. Gigliotti
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	1	$31.9	None	$0
Other Pooled Investment Vehicles	6	$1,127.7	1	$109.5
Other Accounts	22	$5,715.2	2	$853.8

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Francois Campeau
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	6	$1,127.7	1	$109.5
Other Accounts	22	$5,715.2	2	$853.8

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Pablo Salas
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	1	$31.9	None	$0
Other Pooled Investment Vehicles	9	$3,901.8	4	$460.4
Other Accounts	12	$3,236.3	2	$412.7

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: Jessica Reuss
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	1	$31.9	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	None	$0	None	$0

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Portfolio Manager: David Runkle
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based*	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)*
Registered Investment Companies	1	$31.9	None	$0
Other Pooled Investment Vehicles	1	$2.2	None	$0
Other Accounts	None	$0	None	$0

*	While certain pooled investment vehicles may pay Trilogy a fee based on the assets under management, certain investors in the pooled investment vehicles may have negotiated performance fee arrangements directly with Trilogy. For purposes of this chart, each investor that has a performance fee arrangement is counted as an “account” and the total assets in the pooled investment vehicle that have a performance component are included in the respective column for assets that have a performance fee.

Potential Material Conflicts of Interest

Trilogy manages multiple accounts, which may have similar investment strategies, guidelines and objectives, and may track the same benchmark as other accounts. These other accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective pools. Some accounts may have fee structures different from other accounts, which may include having a performance fee, and this may create an incentive to favor such account. In addition, some investors in pooled investment vehicles may have entered into agreements with Trilogy whereby the investor has agreed to pay Trilogy a fee that is based on the performance of the pooled investment vehicle. Trilogy’s management of such other accounts may create potential conflicts of interest regarding allocation of investment opportunities, cross trading and the aggregation and allocation of trades. In addition, there are some circumstances, for example where an account has different guidelines, where Trilogy may make opposing investment decisions for one or more other accounts. Trilogy and/or its employees and certain other related persons may from time to time buy, sell or hold securities or other investment vehicles that Trilogy also buys, sells or holds on behalf of client accounts. Trilogy has adopted policies and procedures that are reasonably designed to disclose or ameliorate potential conflicts of interest relating from such activity. However there is no guarantee that the policies and procedures will be able to detect and address any situation in which an actual or potential conflict of interest may arise.

A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he/she manages. In addition to providing execution of trades, some brokers and dealers provide portfolio managers with brokerage and research services which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts of Trilogy and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that Trilogy determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that Trilogy manages. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals), Trilogy may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, Trilogy may place separate, non-simultaneous transactions in the same security for the Funds and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Funds or the other accounts.

Portfolio Manager Compensation

Trilogy endeavors to maintain a highly competitive compensation program. The primary elements of total compensation for Trilogy portfolio managers are a base salary and a variable annual performance cash incentive award. In addition, long term non-cash incentives such as equity ownership in Trilogy may be awarded from time to time. Furthermore, various portfolio managers are currently equity shareholders in Trilogy, which encourages retention and provides full participation in the success of the business. The base salary portion of total compensation for portfolio managers may represent a relatively small portion of total compensation for the portfolio managers. Compensation is structured in this way to create strong incentives for overall portfolio manager performance. A portfolio manager’s base salary is determined by the manager’s experience and competitive market data on like positions. The portfolio manager’s bonus is determined by the Trilogy Compensation Committee and may be modified each year as appropriate to reflect changes in the market and takes into account other factors including, among others, individual performance, pre-tax product investment performance versus appropriate peer groups benchmarks, attainment of specified goals, teamwork, success of investment ideas, leadership and the success of the firm and its investment products. A portion of each year’s annual discretionary bonus for certain of the Funds’ portfolio managers may be deferred for three years from the grant date. The deferred amount may be invested in certain accounts managed by Trilogy including the Trilogy Emerging Markets Fund, Trilogy Global Equity Fund, and/or Trilogy International Small Cap Fund. Performance based compensation is measured over 1 and 3 year time periods and the benchmarks used are as follows:

Trilogy Emerging Markets Equity – MSCI Emerging Markets Index

Trilogy International Small Cap Equity – MSCI ACWI ex-United States Small Cap Index

Trilogy Global Equity – MSCI World Index

Portfolio managers’ compensation is not based on the value of the assets held in each Fund’s portfolio.

Portfolio Managers’ Ownership of Fund Shares

Trilogy Global Equity Fund

Mr. Sterling: Mr. Beckwitt: Mr. Gigliotti: Mr. Campeau:	Over $1,000,000 None $100,001 to $500,000 $100,001 to $500,000

Trilogy Emerging Markets Equity Fund

Mr. Salas: Mr. Sterling: Mr. Beckwitt:	Over $1,000,000 Over $1,000,000 None

Trilogy International Small Cap Fund

Mr. Sterling: Mr. Salas: Mr. Gigliotti: Ms. Reuss: Mr. Runkle:	Over $1,000,000 Over $1,000,000 Over $1,000,000 None None

Proxy Voting Policies and Procedures

Proxies for each Fund’s portfolio securities are voted in accordance with Trilogy’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of (i) an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors; and (ii) an ETF held by a Fund, in connection with an SEC exemptive order on which the applicable Fund relies with respect to the ETF, the Investment Manager may vote the proxy in the same proportion as the vote of all other holders of shares of the ETF. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, by calling (800) 835-3879; and (ii) on the SEC’s Website at http://www.sec.gov.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administration Agreement

Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds, as discussed above. Pursuant to an Administration Agreement between the Investment Manager and the Subadvisor, the Subadvisor reimburses the Investment Manager for the administrative services it provides to each Fund.

Distribution Arrangements

Under a Distribution Agreement (the “Distribution Agreement”) between the Trust and MDI, MDI serves as the principal distributor and underwriter for the Funds. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangements discussed below, generally MDI bears all or a portion of expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Funds’ Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to MDI shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between MDI and the Investment Manager from time to time. MDI is not obligated to sell any specific amount of shares of any Fund.

The Distribution Agreement between the Trust and MDI may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement continues in effect for two years from the date of its execution and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees of the Trust who are not “interested persons” of the Trust or MDI (as that term is defined in the 1940 Act).

For sales of Fund shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold shares of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, by MDI or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Rule 12b-1 Distribution and Service Plan. The Trust has adopted a distribution and service plan with respect to the Investor Class shares of each of the Funds (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. All share classes of the Funds are sold without a front end or contingent deferred sales load and Institutional Class shares and Service Class shares of the Funds are not subject to the expenses of any Rule 12b-1 distribution and service plan.

Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of Investor Class shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor Class shares of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, MDI provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or any related agreements, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the affected Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described therein. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operations of the Plan or any related agreements, or by a vote of a majority of the outstanding voting securities of the applicable Fund (as that term is defined in the 1940 Act). The Plan will automatically terminate in the event of its assignment.

For the fiscal year ended October 31, 2013, the Investor Class shares of the Trilogy International Small Cap Fund, the Trilogy Global Equity Fund and the Trilogy Emerging Markets Equity Fund paid $4,514, $929 and $451, respectively, under the Plan.

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent for the Funds and the sub-transfer agent for the ManagersChoice® asset allocation program and also serves as the dividend disbursing agent for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor places all orders for the purchase and sale of securities that are held in each Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek to obtain best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to a Fund except portfolio investment management and related record-keeping services. The Investment Manager may request that the Subadvisor employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

For the period from March 1, 2011 (the date the Funds commenced operations) through October 31, 2011 and the fiscal years ended October 31, 2012 and October 31, 2013, the Funds paid the following brokerage fees:

Trilogy Global Equity Fund

Period/Fiscal Year Ending	Commissions Paid
October 31, 2013	$104,937
October 31, 2012	$112,428
October 31, 2011	$45,903

Trilogy Emerging Markets Equity Fund

Period/Fiscal Year Ending	Commissions Paid
October 31, 2013	$204,949
October 31, 2012	$132,821
October 31, 2011	$20,035

Trilogy International Small Cap Fund

Period/Fiscal Year Ending	Commissions Paid
October 31, 2013	$58,274
October 31, 2012	$34,039
October 31, 2011	$26,133

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Funds may be directed by the Funds to pay expenses of the Funds. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadvisor.

Fund Ownership of Broker-Dealer Securities

During the fiscal year ended October 31, 2013, the Trilogy Global Equity Fund acquired securities of its “regular broker-dealers” as such term is defined in Rule 10b-1 under the 1940 Act. As of October 31, 2013, the Fund held $1,039,149 worth of securities of JPMorgan Chase & Co.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell a Fund’s shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust before 4:00 p.m. New York time at the address listed in the current Prospectus on any day that the NYSE is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. With respect to the Trilogy Global Equity Fund, there is no redemption charge. With respect to the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund, each Fund will deduct a redemption/exchange fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. The Redemption/Exchange Fee may not apply in certain circumstances, as described in the Funds’ Prospectus. For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of each of the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund are conducted in a first in/first out (“FIFO”) basis such that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

The Trust reserves the right to redeem a shareholder account (after at least 60 days’ notice and the opportunity to reestablish the account balance) when the value of a Fund’s shares in the account (i) falls below $500 with respect to Investor Class shares and Service Class shares or $25,000 with respect to Institutional Class shares due to redemptions, or (ii) is below $100. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value” below, and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in the Funds’ Prospectus, an investor may exchange shares of a Fund for shares of the same class of other funds in the Trust or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. Not all Funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers’ Funds described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”) (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. With respect to the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund, each Fund will apply and deduct the Redemption/Exchange Fee of 2.00% from the proceeds of any redemption by exchange if the exchange occurs within 60 days of the purchase of those shares. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Funds’ Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the redemption or exchange of Fund shares, the Funds or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Funds’ shares you redeemed or exchanged. See the Funds’ Prospectus for more information.

Net Asset Value

Each class of shares computes its net asset value (“NAV”) once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of each Fund is equal to the value of the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities listed on a domestic securities exchange (including ADRs and GDRs) are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ, in a U.S. OTC market (including ADRs) or in a non-U.S. OTC market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. OTC market are valued at the last quoted sales price. Under certain circumstances, on behalf of a Fund that invests primarily in international securities, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a Fund that invests primarily in international securities and certain foreign debt obligations held by a Fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level). Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Short term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Notwithstanding the foregoing, currencies, financial derivatives and IPOs will be valued in accordance with each Fund’s valuation procedures adopted from time to time. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board. In the event that the market quotation, price or market based valuation for a portfolio instrument is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances, the portfolio instrument may be valued at fair value, as determined in good faith and pursuant to procedures established by and under the general supervision of the Board. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of a Fund’s shares, and no compensation or other consideration is received by a Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in its Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund intends to elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to so qualify, each Fund must, among other things:

(a)	derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income “Qualifying Income”);

(b)	invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to a value not greater than 5% of the value of the total assets of the Fund and to no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote and that are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes to shareholders in the form of dividends (including Capital Gain Dividends, as defined below) on a timely basis.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of a Fund as a regulated investment company.

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify for treatment as a regulated investment company for such year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions may be eligible for treatment as qualified dividend income for individuals and for the dividends-received deduction for corporate shareholders. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any such amounts retained from the prior year, such Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by a Fund to shareholders in January of a year generally is deemed to have been paid by such a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31, if any) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, if any, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

Taxation of the Funds’ Investments

Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt securities with a fixed maturity date of more than one year from the date of issuance (and all zero coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as having original issue discount (“OID”). OID generally can be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by a Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income required to be distributed to shareholders as described above, whether or not cash on the debt security is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest (as potentially reduced by any amortizable bond premium – see below).

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price (or, in the case of original issue discount obligations, the revised issue price) of a debt security over the purchase price of such security. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. A Fund may make one or more elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. Generally, a Fund will be required to include the acquisition discount or OID in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from cash assets or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.

Securities Issued or Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the stated principal amount (or revised issue price) – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable, the Fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond (or the upward basis adjustment attributable to any OID) by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct, against stated interest from other bonds, any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortizable premium.

Options, Futures, Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of a Fund’s distributions. The character of a Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax laws, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, and swaps, as well as any of a Fund’s hedging, short sale, securities loan or similar transactions. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities, equity indices and futures contracts) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”); however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary in character (See “Foreign Currency Transactions and Hedging” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. In addition, the tax treatment of a payment made or received on a swap contract held by a Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts, and swaps undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Foreign Currency Transactions and Hedging. Gains or losses attributable to fluctuations in exchange rates that occur between the time each Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, a Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Repurchase Agreements and Securities Loans. Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders, in each case as described below. In addition, withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Real Estate Investment Trusts. A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may at other times require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject such Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to that Fund’s shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that indirectly invests in PFICs by virtue of the Fund’s investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investments in Other Investment Companies. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a regulated investment company (each, an “investment company”), and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company. If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the corporate dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company. (Qualified dividend income and the dividends-received deduction are described below.)

Mortgage-Related Securities. The Funds may invest directly or indirectly in residual interests in REMICs (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities such as REITs) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Taxation of Certain Investments. As described above, certain of each Fund’s investments will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of a Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Funds may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of each Fund.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gains and taxed to individuals at reduced rates. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. Certain details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

“Qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for the purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short term capital gain over net long term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs or REITs will not qualify for the corporate dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains a Fund realizes that year, in which case the excess generally be treated as a return of capital to shareholders. A return of capital will reduce the shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gains from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of its shares.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxes

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gain) on certain foreign securities may occur. Consequently, a Fund’s yield on those securities will be decreased. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their U.S. federal income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

If a Fund does not make the above election or if more than 50% of its assets at year end do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld, and shareholders will not be entitled to claim a credit or deduction with respect to such taxes. Shareholders are advised to consult their own tax advisors with respect to the treatment of foreign source income and foreign taxes under the U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company, such as a Fund, that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs (as described above) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October of 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a “disqualified organization” (a CRT or one of certain other tax-exempt shareholders, including the United States, a state or political subdivision or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. The extent to which the October 2006 guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Foreign Shareholders

Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Distributions properly reported as Capital Gain Dividends generally are not subject to withholding of U.S. federal income tax.

For distributions with respect to taxable years of a Fund beginning before January 1, 2014, the Funds are not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by each Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by each Fund in a written notice to shareholders (“short-term capital gain dividends”). This exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

This exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, absent an extension, for taxable years of a Fund beginning on or after January 1, 2014, each Fund (or intermediary, as applicable) will be required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption from withholding for interest-related and short-term capital gain dividends for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, and what the terms of such an extension would be, including whether such extension would have retroactive effect.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund. Prior to January 1, 2014, the special “look-through” rule described above for distributions by a Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2014, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of certain of the special exceptions referred to above.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% on distributions to that shareholder; depending on the nature of the distribution, such withholding would begin as early as July 1, 2014.

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Funds are liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Funds continue to qualify as a regulated investment company under Subchapter M of the Code. However, each Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of the Funds and their shareholders in those states which have income tax laws might differ from treatment under the U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Funds.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Amended and Restated Agreement and Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every note, bond, contract, instrument, certificate or undertaking made on behalf of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds. Nothing in the Declaration of Trust shall protect any Trustee from any liability that arises from his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee. The Declaration of Trust also provides that all third persons shall look solely to the assets of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated and except with respect to any matter as to which a Trustee or officer, including a person who serves at the Trust’s request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”) shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, the Trust’s Declaration of Trust provides that a Covered Person is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds each represent a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may, without shareholder approval, divide the shares of any series of the Trust into one or more classes and combine the shares of two or more classes of any series into a single class. The Trustees have authorized the issuance of three classes of shares of each of the Trilogy Emerging Markets Equity Fund, Trilogy Global Equity Fund and Trilogy International Small Cap Fund – the Institutional Class, Service Class, and Investor Class shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value) of one or more series and to divide or combine the shares of any series or class, if applicable, into a greater or lesser number without changing the proportionate beneficial interest in the series or class. Each share of each Fund represents an equal proportionate interest in such Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Funds have no preemptive or conversion rights. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each whole share held of a Fund (or a class thereof) (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund (or a class thereof) shall be entitled to vote.

Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative in the election of Trustees so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required or permitted by either the 1940 Act or by the Trust’s Declaration of Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Funds’ Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Funds’ Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Funds’ Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or MDI. The Funds’ Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended October 31, 2013 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, from the Funds’ Annual Report for the fiscal year ended October 31, 2013 are incorporated by reference into this SAI (meaning such documents are legally part of this SAI) and are on file with the SEC. The Funds’ Annual Report is available without charge by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com or on the SEC’s Website at www.sec.gov.

APPENDIX A

TRILOGY GLOBAL ADVISORS, LP

PROXY VOTING POLICIES AND PROCEDURES

A-1

TRILOGY GLOBAL ADVISORS, LP

PROXY VOTING POLICIES AND PROCEDURES

1. PROXY VOTING

I. PURPOSE AND OVERVIEW

Since client accounts may hold stocks or other securities with voting rights, Trilogy clients often have the right to cast votes at the corporate issuers’ shareholder meetings. However, since shareholders often do not attend shareholder meetings, they have the right to cast their votes by “proxy.” In such cases, Trilogy’s clients will either retain proxy voting authority or delegate it to Trilogy.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to exercise such rights appropriately and in a timely manner.

II. POLICY

If a client has delegated proxy voting authority to Trilogy (whether in the client’s investment management agreement with Trilogy or otherwise), Trilogy will vote proxies for that client. If a client wishes to delegate proxy voting authority to Trilogy, it must generally delegate all such authority. A client may request to delegate partial authority to Trilogy, which Trilogy may accept or reject at its sole discretion.

If a particular client for whom Trilogy has investment discretion has not explicitly delegated proxy voting authority to Trilogy, Trilogy will not vote such client’s proxies, and the client will retain the voting authority for its account.

Where clients have delegated proxy voting authority to Trilogy, as an investment adviser and fiduciary of client assets, Trilogy has implemented proxy voting policies and procedures that are reasonably designed to vote proxies in the best interest of its clients. In voting proxies, Trilogy seeks to maximize the long-term shareholder value of its clients. Certain proxies such as those for issuers in non-US markets may not be voted because of administrative issues that may be imposed by the issuer around the time of the vote such as limitations on liquidity or the appointment of local agents with power of attorney to cast a vote.

Trilogy will provide a copy of its proxy voting policy and information on how proxies were voted to clients upon request.

III. PROXY VOTING AGENT

Trilogy has contracted with Institutional Shareholder Services (ISS), an independent third-party provider of proxy voting and corporate governance services (“proxy agent”), which specializes in providing a variety of services related to proxy voting. Specifically, this proxy agent has been retained to conduct proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting materials and proxy voting actions taken for the appropriate client account.

Trilogy has adopted the proxy agent’s voting policy guidelines as its own and, as such, proxies (for those client accounts over which Trilogy has proxy voting authority) are typically voted according to those policy guidelines. Notwithstanding the appointment of the proxy agent, there may be some instances where Trilogy deviates from the proxy agent’s guidelines. Specifically, there may be a situation where the proxy agent itself may have a material conflict of interest with respect to a proxy vote that it is voting on Trilogy’s clients’ behalf. In those situations, the proxy agent is obligated to fully or partially abstain from voting the proxy. In addition, Trilogy’s investment personnel may determine that a vote different from the one provided for by the proxy agent’s guidelines would be in the best interest of its clients. In these cases, Trilogy’s investment personnel will provide the voting recommendation after a review of the vote(s) involved. Any such changes must be approved either (i) by both the relevant portfolio manager and the Chief Investment Officer, or (ii) the Investment Committee. In both of the preceding circumstances, Trilogy will work to identify conflicts of interest and appropriately address any material conflicts prior to a vote being made such that the proxy may be voted in the best interest of clients.

IV. CONFLICTS OF INTEREST

As noted, Trilogy has an agreement with the proxy agent and has adopted the proxy agent’s proxy voting guidelines. The adoption of the proxy agent’s guidelines, which are pre-determined, was intended to reduce any potential conflicts of interest Trilogy may have that could affect the outcome of a vote. By adopting the guidelines, Trilogy has essentially limited the discretion that Trilogy would have otherwise had to determine how to vote proxies in cases where Trilogy has a material conflict of interest.

V. REFERENCES

•	Section 206(4)-6 of the Investment Advisers Act / ERISA – DOL Interpretive Bulletin 94-2 (Proxy Voting)

Transparency. Inclusiveness. Global Expertise.

2014 U.S. Proxy Voting Concise Guidelines

January 13, 2014

Institutional Shareholder Services Inc.

Copyright © 2013 by ISS

www.issgovernance.com

ISS’ 2014 U.S. Proxy Voting Concise Guidelines

Updated: Jan. 13, 2014

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2014 proxy voting guidelines can be found at:

http://www.issgovernance.com/policy/2014/policy information

Routine/Miscellaneous

Auditor Ratification

Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

►►►►►

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.	Accountability

2.	Responsiveness

3.	Composition

4.	Independence

Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following:

1	In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAA; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;

1.18.	Failure to replace management as appropriate; or

1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

3	Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.
4	For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

3.3.	Sit on more than six public company boards; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own – withhold only at their outside boards[5].

4.	Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

►►►►►

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

•	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•	The maximum proportion of directors that shareholders may nominate each year; and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

►►►►►

5	Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Proxy Contests—Voting for Director Nominees in Contested Elections

Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

►►►►►

Shareholder Rights & Defenses

Poison Pills- Management Proposals to Ratify Poison Pill

Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

►►►►►

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

►►►►►

Shareholder Ability to Act by Written Consent

Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[6] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

►►►►►

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

6	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

►►►►►

Dual Class Structure

Generally vote against proposals to create a new class of common stock, unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

►►►►►

Preferred Stock Authorization

Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

►►►►►

Mergers and Acquisitions

Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

►►►►►

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Vote against an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

•	Magnitude of pay misalignment;

•	Contribution of non-performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[7] Alignment:

7	The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[8] compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

8	ISS research reports will include realizable pay for S&P1500 companies.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

►►►►►

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

►►►►►

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an against recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

►►►►►

Equity-Based and Other Incentive Plans

Vote case-by-case on equity-based compensation plans. Vote against the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits repricing;

•	A pay-for-performance misalignment is found;

•	The company’s three year burn rate exceeds the burn rate cap of its industry group;

•	The plan has a liberal change-of-control definition; or

•	The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

►►►►►

Political Activities

Lobbying

Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

►►►►►

Political Contributions

Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•

The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

►►►►►

Political Ties

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

►►►►►

8. Foreign Private Issuers Listed on U.S. Exchanges

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

►►►►►

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

►►►►►

FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of Managers AMG Funds (the “Registrant” or the “Trust”)

Item 28. Exhibits.

Exhibit No	Description

a.	Amended and Restated Agreement and Declaration of Trust dated December 13, 2013. (xlvii)

b.	By-Laws of the Trust. (xlvii)

c.	(i) Articles III and V, Sections 2, 4 and 5 of Article VIII, and Sections 1, 4, 5 and 8 of Article IX of the Amended and Restated Agreement and Declaration of Trust dated December 13, 2013, incorporated by reference herein as Exhibit a; and (ii) Articles 10, 11, 12 and 13 of the By-Laws of the Trust, incorporated by reference herein as Exhibit b.

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (xxiv)

d.3	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (vii)

d.4	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

d.5	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xlvi)

d.6	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xlii)

d.7	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xlii)

d.8	Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.9	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

d.10	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Mid Cap Value Fund. (xvii)

d.11	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Skyline Special Equities Portfolio is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

d.12	Sub-Advisory Agreement between Managers and Skyline Asset Management, L.P. with respect to the Skyline Special Equities Portfolio dated January 23, 2009. (xxvi)

d.13	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers relating to the GW&K Small-Cap Core Fund (formerly, GW&K Small Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

1

d.14	Form of Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC relating to the GW&K Small-Cap Core Fund and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.15	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

d.16	Form of Letter Agreement to the Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC with respect to the GW&K Municipal Bond Fund. (xxviii)

d.17	Form of Subadvisory Agreement between Managers and The Renaissance Group LLC with respect to the Renaissance Large Cap Growth Fund. (xxviii)

d.18	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

d.19	Subadvisory Agreement between Managers and Trilogy Global Advisors, LP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

d.20	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

d.21	Form of Subadvisory Agreement between Managers and Yacktman Asset Management LP with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

d.22	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to TimesSquare International Small Cap Fund. (xlii)

d.23	Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to TimesSquare International Small Cap Fund. (xlii)

d.24	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (xlvii)

d.25	Form of Subadvisory Agreement between Managers and SouthernSun Asset Management, LLC with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (xlvii)

e.1	Distribution Agreement between Managers Distributors, Inc. and the Registrant, on behalf of each of its series, dated December 4, 2009. (xxx)

e.2	Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

2

e.3	Form of Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

e.4	Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to TimesSquare International Small Cap Fund. (xlii)

e.5	Form of Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (xlvii)

f.	Not applicable.

g.1	Custodian Agreement between the Registrant and The Bank of New York, dated June 25, 2002. (xii)

g.2	Foreign Custody Manager Agreement between the Registrant, on behalf of each of its series, and The Bank of New York. (xxxii)

g.3	Interim Custody Agreement between the Registrant and U.S. Bank, N.A. with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

g.4	Interim Custody Agreement between the Registrant and The Bank of New York Mellon with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (to be filed by amendment)

h.1	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xxxvii)

h.2	Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

h.3	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (to be filed by amendment)

h.4	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc., which was formerly PFPC Inc.). (xiii)

h.5	Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated, January 1, 2008. (xxii)

h.6	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Value Fund and Systematic Mid Cap Value Fund. (xxxiii)

h.7	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xlvi)

h.8	Expense Limitation Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio. (xxxvii)

h.9	Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio is incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, Registration Statement No. 333-146198 (filed October 23, 2007).

3

h.10	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Small-Cap Core Fund. (to be filed by amendment)

h.11	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Enhanced Yield Fund. (xxxiii)

h.12	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Small-Cap Core Fund and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

h.13	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund. (xxxvii)

h.14	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the Renaissance Large Cap Growth Fund. (xxxvii)

h.15	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

h.16	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund. (filed herewith)

h.17	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Emerging Markets Equity Fund. (filed herewith)

h.18	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy International Small Cap Fund. (filed herewith)

h.19	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

h.20	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Service Class shares of Yacktman Focused Fund. (xliv)

h.21	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Service Class shares of Yacktman Fund. (xliv)

h.22	Interim Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

h.23	Interim Transfer Agency Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

h.24	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare International Small Cap Fund. (xlii)

h.25	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (xlvii)

h.26	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to SouthernSun Small Cap Fund. (xlvii)

h.27	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to SouthernSun U.S. Equity Fund. (xlvii)

4

h.28	Interim Fund Accounting Agreement between the Registrant and Gemini Fund Services, LLC with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (to be filed by amendment)

h.29	Interim Transfer Agency Services Agreement between the Registrant and Gemini Fund Services, LLC with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (to be filed by amendment)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (vii)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xi)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xii)

i.5	Opinion and Consent of Ropes & Gray LLP with respect to Essex Small/Micro Cap Growth Fund and Systematic Value Fund. (xv)

i.6	Opinion and Consent of Ropes & Gray LLP with respect to Systematic Mid Cap Value Fund. (xvii)

i.7	Opinion and Consent of Ropes & Gray LLP with respect to Skyline Special Equities Portfolio. (xxi)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to the GW&K Small-Cap Core Fund and the GW&K Municipal Enhanced Yield Fund. (xxv)

i.9	Opinion and Consent of Ropes & Gray LLP with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

i.10	Opinion and Consent of Ropes & Gray LLP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

i.11	Opinion and Consent of Ropes & Gray LLP with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

i.12	Opinion and Consent of Ropes & Gray LLP with respect to TimesSquare International Small Cap Fund. (xlii)

i.13	Opinion and Consent of Ropes & Gray LLP with respect to SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (to be filed by amendment)

j.1	Consent of PricewaterhouseCoopers LLP. (filed herewith)

5

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant. (xlvi)

k.	Not Applicable.

l.	Not Applicable.

m.	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (xlvii)

n.	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund, Systematic Mid Cap Value Fund, GW&K Small-Cap Core Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund, Trilogy International Small Cap Fund, Yacktman Focused Fund, Yacktman Fund, Yacktman Special Opportunities Fund, TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund, TimesSquare International Small Cap Fund, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund. (xlvii)

o.	Not applicable.

p.1	Code of Ethics of Managers AMG Funds. (xiv)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (xviii)

p.3	Code of Ethics of Systematic Financial Management, L.P. (xlv)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xliv)

p.5	Code of Ethics of Essex Investment Management Company, LLC. (xx)

p.6	Code of Ethics of Skyline Asset Management, L.P. (xliv)

p.7	Code of Ethics of Gannett Welsh & Kotler, LLC. (xxxvii)

p.8	Code of Ethics of The Renaissance Group LLC. (xxxvii)

p.9	Code of Ethics of Trilogy Global Advisors, LP. (filed herewith)

p.10	Code of Ethics of Yacktman Asset Management LP. (xxxvi)

p.11	Code of Ethics of SouthernSun Asset Management, LLC. (xlvii)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 14, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 20, 2001).

(v)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 5, 2001).

(vi)	Intentionally omitted.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 17, 2002).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2002), under the same exhibit number.

6

(ix)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-095219 (filed April 11, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 31, 2003).

(xi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 23, 2004).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2005).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 29, 2005).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2006).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2006).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2006).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2007).

(xix)	Intentionally omitted.

(xx)	Filed as an exhibit to Post Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2007).

(xxi)	Filed as an exhibit to Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 21, 2007).

(xxii)	Filed as an exhibit to Post Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2008).

(xxiii)	Filed as an exhibit to Post Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2008).

(xxiv)	Filed as an exhibit to Post Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 26, 2008).

(xxv)	Filed as an exhibit to Post Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 29, 2008).

(xxvi)	Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2009).

(xxvii)	Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed May 28, 2009).

(xxviii)	Filed as an exhibit to Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 2, 2009).

7

(xxix)	Filed as an exhibit to Post Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed July 24, 2009).

(xxx)	Filed as an exhibit to Post Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2010).

(xxxi)	Filed as an exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2011).

(xxxii)	Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2011).

(xxxiii)	Filed as an exhibit to Post Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 29, 2011).

(xxxiv)	Filed as an exhibit to Post Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2011).

(xxxv)	Filed as an exhibit to Post Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2012).

(xxxvi)	Filed as an exhibit to Post Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 18, 2012).

(xxxvii)	Filed as an exhibit to Post Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 27, 2012).

(xxxviii)	Filed as an exhibit to Post Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2012).

(xxxix)	Filed as an exhibit to Post Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2012).

(xl)	Filed as an exhibit to Post Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 1, 2012).

(xli)	Filed as an exhibit to Post Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 30, 2012).

(xlii)	Filed as an exhibit to Post Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 31, 2012).

(xliii)	Filed as an exhibit to Post Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2013).

(xliv)	Filed as an exhibit to Post Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 26, 2013).

(xlv)	Filed as an exhibit to Post Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2013).

(xlvi)	Filed as an exhibit to Post Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 27, 2013).

(xlvii)	Filed as an exhibit to Post Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 19, 2013).

8

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Under Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”), against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Covered Person or by reason of his or her being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the disinterested Trustees and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with Managers Distributors, Inc., and any amendments thereto, attached as Exhibit e.1, Exhibit e.2, Exhibit e.3, Exhibit e.4 and, Exhibit e.5, which is incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is a subsidiary of Affiliated

9

Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the Investment Company Act of 1940, as amended, and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers has hired one or more Subadvisor(s) for each series of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below. Except for Skyline Asset Management, L.P., Essex Investment Management Company, LLC and SouthernSun Asset Management, LLC, each of the Subadvisors is majority owned by AMG and is an affiliate of Managers and the Registrant.

Subadvisor	File Number	Funds

Essex Investment Management Company, LLC	801-55496	Essex Small/Micro Cap Growth Fund

Systematic Financial Management, L.P.	801-48908	Systematic Mid Cap Value Fund; Systematic Value Fund

TimesSquare Capital Management, LLC	801-63492	TimesSquare Mid Cap Growth Fund; TimesSquare Small Cap Growth Fund; TimesSquare International Small Cap Fund

Skyline Asset Management, L.P.	801-49603	Skyline Special Equities Portfolio

Gannett Welsh & Kotler, LLC	801-61559	GW&K Small-Cap Core Fund; GW&K Municipal Enhanced Yield Fund; GW&K Municipal Bond Fund

The Renaissance Group LLC	801-50177	Renaissance Large Cap Growth Fund

Trilogy Global Advisors, LP	801-57139	Trilogy Global Equity Fund; Trilogy Emerging Markets Equity Fund; Trilogy International Small Cap Fund

Yacktman Asset Management LP	801-41058	Yacktman Focused Fund; Yacktman Fund

SouthernSun Asset Management, LLC	801-71849	SouthernSun Small Cap Fund; SouthernSun U.S. Equity Fund

Item 32. Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

10

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Jeffrey S. Murphy c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Dean A. Maines c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Keitha L. Kinne c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	President	President, Principal Executive Officer, and Chief Operating Officer

Steven J. Adams c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Chief Financial Officer	None

Patrick Spellman c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Chief Compliance Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of Managers Investment Group LLC, 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217, and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	Essex Investment Management Company, LLC, 125 High Street, Suite 1803, Boston, Massachusetts 02110.

(3)	Skyline Asset Management, L.P., 120 S. LaSalle Street, Suite 1320, Chicago, Illinois 60603.

(4)	TimesSquare Capital Management, LLC, 7 TimesSquare, 49th Floor, New York, New York 10036.

(5)	Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey 07666.

11

(6)	Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116.

(7)	The Renaissance Group LLC, 50 East RiverCenter Boulevard, Suite 1200, Covington, Kentucky 41011.

(8)	Trilogy Global Advisors, LP, 1114 Avenue of the Americas, 28th Floor, New York, New York 10036-7701.

(9)	Yacktman Asset Management LP, 6300 Bridgepoint Parkway, Building 1, Suite 500, Austin, Texas 78730-5073.

(10)	SouthernSun Asset Management, LLC, 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None.

12

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 28th day of February, 2014.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	February 28, 2014

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	February 28, 2014

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	February 28, 2014

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	February 28, 2014

/s/ Kurt Keilhacker* Kurt Keilhacker	Trustee	February 28, 2014

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	February 28, 2014

/s/ Richard F. Powers, III* Richard F. Powers, III	Trustee	February 28, 2014

/s/ Eric Rakowski* Eric Rakowski	Trustee	February 28, 2014

/s/ Victoria Sassine* Victoria Sassine	Trustee	February 28, 2014

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	February 28, 2014

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	February 28, 2014

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	February 28, 2014

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: February 28, 2014

Managers AMG Funds

Exhibit Index

Exhibit No.	Description
h.16	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund.
h.17	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Emerging Markets Equity Fund.
h.18	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy International Small Cap Fund.
j.1	Consent of PricewaterhouseCoopers LLP.
p.9	Code of Ethics of Trilogy Global Advisors, LP.